Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Portfolios
Entity Central Index Key	0001056707
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007613 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Index Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 5.36%.
  In comparison, the S&P SmallCap 600® Index (the “Index”) returned 6.02% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced amid stable inflation, easing interest rates and effective adjustments to the administration’s tariff policies. Small-cap stocks posted more moderate gains than their mid- and large-cap counterparts.
  The best-performing small-cap sectors included information technology, industrials and materials.
  The weakest-performing sectors included consumer staples, energy and communication services.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P SmallCap 600® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Small Cap Stock Index Portfolio	5.36%	6.65%	9.15%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitwww.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1.
Net Assets	$ 533,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 1,845,500
Investment Company Portfolio Turnover	60.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$533	609	$1,845,500	60.63%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007612 [Member]
Shareholder Report [Line Items]
Fund Name	MidCap Stock Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$110	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 110	[1]
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 9.81%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 7.50% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in consumer staples and materials detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	9.81%	9.39%	8.51%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitwww.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1.
Net Assets	$ 155,000,000
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,058,837
Investment Company Portfolio Turnover	65.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$155	267	$1,058,837	65.24%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007611 [Member]
Shareholder Report [Line Items]
Fund Name	MidCap Stock Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$84	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 84	[2]
Expense Ratio, Percent	0.80%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 10.07%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 7.50% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in consumer staples and materials detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	10.07%	9.67%	8.78%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitwww.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1.
Net Assets	$ 155,000,000
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,058,837
Investment Company Portfolio Turnover	65.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$155	267	$1,058,837	65.24%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007614 [Member]
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 28.16%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 38.68% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, with growth-oriented technology stocks outperforming the broader market.
  While all of the Fund’s sector positions underperformed the Index to some degree, the strongest relative performance came from health care, financials and communication services.
  The most significant detractors from relative performance included information technology and consumer discretionary, reflecting negative security selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	28.16%	9.24%	17.27%
S&P 500® Index (broad-based index)	17.87%	14.42%	14.81%
NYSE® Technology Index	38.68%	15.43%	22.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 174,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,169,939
Investment Company Portfolio Turnover	29.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$174	37	$2,169,939	29.88%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000007615 [Member]
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 27.87%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 38.68% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, with growth-oriented technology stocks outperforming the broader market.
  While all of the Fund’s sector positions underperformed the Index to some degree, the strongest relative performance came from health care, financials and communication services.
  The most significant detractors from relative performance included information technology and consumer discretionary, reflecting negative security selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	27.87%	8.96%	16.97%
S&P 500® Index (broad-based index)	17.87%	14.42%	14.81%
NYSE® Technology Index	38.68%	15.43%	22.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 174,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,169,939
Investment Company Portfolio Turnover	29.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$174	37	$2,169,939	29.88%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.